UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2007

Check here if Amendment: ____; Amendment Number:  _____
  This Amendment (Check only one.)  ___  is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     EGM Capital, LLC
Address:  Two Embarcadero Center, Suite 1300
          San Francisco, CA  94111

Form 13F File Number:    28-4994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William Ellison Grayson
Title:    President
Phone:    415-782-9600

Signature, Place and Date of Signing:
     William Ellison Grayson       San Francisco, CA   May 8, 2007
          [Signature]              [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      124

Form 13F Information Table Value Total:      99,081 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.
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
NAME OF ISSUER              TITLE  CUSIP      VALUE     SHARES          INV.  OTHER   VOTING
                            OF                X1000                     DISC  MGR     AUTH
                            CLASS                                       .
                                                                                      SOLE
AAR Corp.                   COM    000361105  983       35,666     SH   Sole          35,666
ADC Telecommunications,     COM    000886309  299       17,880     SH   Sole          17,880
Inc.
AMN Healthcare Services,    COM    001744101  971       42,914     SH   Sole          42,914
Inc.
Actions Semiconductor       COM    00507e107  263       35,606     SH   Sole          35,606
Affiliated Managers Group   COM    008252108  1,028     9,492      SH   Sole          9,492
Alliance Data Systems       COM    018581108  1,717     27,859     SH   Sole          27,859
Allis-Chalmers Energy Inc.  COM    019645506  228       14,463     SH   Sole          14,463
Alltel Corp                 COM    020039103  366       5,900      SH   Sole          5,900
Amdocs Limited              COM    g02602103  1,050     28,796     SH   Sole          28,796
American Commercial Lines   COM    025195207  318       10,110     SH   Sole          10,110
Apple Inc                   COM    037833100  803       8,639      SH   Sole          8,639
Aquantive Inc.              COM    03839g105  593       21,239     SH   Sole          21,239
Argon ST INC                COM    040149106  487       18,416     SH   Sole          18,416
Avaya                       COM    053499109  508       43,011     SH   Sole          43,011
Ball Corporation            COM    058498106  625       13,638     SH   Sole          13,638
Bookham Inc.                COM    09856e105  234       103,290    SH   Sole          103,290
Broadcom                    COM    111320107  465       14,500     SH   Sole          14,500
Brocade Comm Sys            COM    111621108  370       38,900     SH   Sole          38,900
C R A International, Inc.   COM    12618t105  1,144     21,923     SH   Sole          21,923
CBRE Realty Finance Inc     COM    12498b307  638       48,250     SH   Sole          48,250
Carrizo Oil & Gas Inc.      COM    144577103  556       15,918     SH   Sole          15,918
Cellcom Israel Ltd          COM    028668155  241       13,200     SH   Sole          13,200
Chicago Bridge & Iron-NY    COM    167250109  1,092     35,520     SH   Sole          35,520
SHR
China Security &            COM    16942J105  747       45,700     SH   Sole          45,700
Surveillance
Comtech Group               COM    205821200  908       51,958     SH   Sole          51,958
Comverse Technology Inc.    COM    205862402  536       25,100     SH   Sole          25,100
Covad Communications Group  COM    222814204  671       528,390    SH   Sole          528,390
Crown Holdings Inc.         COM    228368106  833       34,075     SH   Sole          34,075
Cypress Semiconductor       COM    232806109  776       41,843     SH   Sole          41,843
Corp.
D R S Technologies Inc.     COM    23330X100  316       6,051      SH   Sole          6,051
Dealertrack Holdings Inc    COM    242309102  1,847     60,112     SH   Sole          60,112
Durect Corp.                COM    266605104  895       215,242    SH   Sole          215,242
EBay Inc                    COM    278642103  511       15,420     SH   Sole          15,420
Equinix Inc                 COM    29444u502  257       3,000      SH   Sole          3,000
Ericsson Telephone Co. ADR  COM    294821608  553       14,920     SH   Sole          14,920
Esco Technologies, Inc.     COM    296315104  690       15,390     SH   Sole          15,390
FEI Corp.                   COM    30241L109  358       9,920      SH   Sole          9,920
Flir Systems                COM    302445101  1,272     35,672     SH   Sole          35,672
General Cable Corp.         COM    369300108  1,027     19,226     SH   Sole          19,226
Gilead                      COM    375558103  590       7,695      SH   Sole          7,695
Google Inc. Class A         COM    38259p508  1,547     3,377      SH   Sole          3,377
Harmonic, Inc.              COM    413160102  326       33,220     SH   Sole          33,220
Hub Group, Inc.             COM    443320106  984       33,957     SH   Sole          33,957
Icon PLC - Sponsored ADR    COM    45103t107  574       13,464     SH   Sole          13,464
Informatica Corp.           COM    45666q102  298       22,202     SH   Sole          22,202
Interdigital                COM    45866A105  543       17,150     SH   Sole          17,150
Communications Co
Intermap Technologies Corp  COM    458977du6  419       86,720     SH   Sole          86,720
Internap Networks           COM    45885a300  242       15,386     SH   Sole          15,386
Intersil Holdings Corp.     COM    46069S109  633       23,910     SH   Sole          23,910
Iris International Inc.     COM    46270w105  1,061     76,048     SH   Sole          76,048
Jacobs Engineering Group    COM    469814107  463       9,932      SH   Sole          9,932
Inc.
Level 3 Communications      COM    52729n100  725       118,904    SH   Sole          118,904
Lexington Realty Trust      COM    529043101  990       46,858     SH   Sole          46,858
Luna Innovations            COM    550351100  464       136,960    SH   Sole          136,960
MPS Group, Inc.             COM    553409103  452       31,959     SH   Sole          31,959
MRV Communications Inc.     COM    553477100  212       59,587     SH   Sole          59,587
Magma Design Automation     COM    559181102  607       50,748     SH   Sole          50,748
Micrel                      COM    594793101  372       33,760     SH   Sole          33,760
Microsoft Corp.             COM    594918104  564       20,230     SH   Sole          20,230
Mid-America Apartment       COM    59522J103  854       15,180     SH   Sole          15,180
Communit
Mosys Inc                   COM    619718109  316       37,596     SH   Sole          37,596
NCI Buildings Systems       COM    628852105  884       18,519     SH   Sole          18,519
NII Holdings, Inc. - Class  COM    62913f201  2,455     33,097     SH   Sole          33,097
B
NXStage Medical Inc         COM    67072V103  281       21,090     SH   Sole          21,090
Netlogic Microsystems,      COM    64118b100  433       16,260     SH   Sole          16,260
Inc.
Noble International, Ltd.   COM    655053106  226       13,483     SH   Sole          13,483
OpenTV Corp                 COM    g67543101  741       302,322    SH   Sole          302,322
Otelco Inc.                 COM    688823202  1,647     78,978     SH   Sole          78,978
Parametric Technology       COM    699173209  792       41,681     SH   Sole          41,681
Corp.
Pharm. Product              COM    717124101  949       28,178     SH   Sole          28,178
Phillipine Long Distance    COM    718252604  562       10,650     SH   Sole          10,650
Power Integrations, Inc.    COM    739276103  2,448     108,087    SH   Sole          108,087
Pozen                       COM    73941u102  208       14,071     SH   Sole          14,071
Priceline.com Inc.          COM    741503403  1,775     33,318     SH   Sole          33,318
Providence Service Corp     COM    743815102  450       18,965     SH   Sole          18,965
Qualcomm Inc.               COM    747525103  896       20,990     SH   Sole          20,990
Quest Software              COM    74834T103  504       30,976     SH   Sole          30,976
Reddy Ice Holdings, Inc.    COM    75734r105  1,310     43,400     SH   Sole          43,400
Rowan Companies, Inc.       COM    779382100  342       10,536     SH   Sole          10,536
Ruby Tuesday, Inc.          COM    781182100  298       10,403     SH   Sole          10,403
Ruth's Chris Steak House    COM    783332109  493       24,202     SH   Sole          24,202
Inc.
Shanda Interactive Enter-   COM    81941q203  982       36,560     SH   Sole          36,560
ADR
Smith & Wesson              COM    831756101  920       70,307     SH   Sole          70,307
Smith Micro Software        COM    832154108  1,752     94,046     SH   Sole          94,046
Sterling Construction Co.   COM    859241101  255       13,379     SH   Sole          13,379
Symantec Corp.              COM    871503108  388       22,406     SH   Sole          22,406
Synopsys Inc.               COM    871607107  1,258     47,975     SH   Sole          47,975
Tessera Technologies Inc.   COM    88164L100  428       10,762     SH   Sole          10,762
Thomas & Betts Corp         COM    884315102  493       10,090     SH   Sole          10,090
Tower Group, Inc.           COM    891777104  368       11,410     SH   Sole          11,410
Transocean Inc              COM    2821287    681       8,341      SH   Sole          8,341
Tupperware Corp.            COM    899896104  1,002     40,180     SH   Sole          40,180
U-Store-It Trust            COM    91274f104  826       41,070     SH   Sole          41,070
UTI Worldwide               COM    G87210103  371       15,101     SH   Sole          15,101
Urban Outfitters Inc.       COM    917047102  546       20,586     SH   Sole          20,586
Urstadt Biddle Properties   COM    917286205  1,050     53,670     SH   Sole          53,670
Vasco Data Security         COM    92230y104  812       45,421     SH   Sole          45,421
Internatio
Verigy Ltd                  COM    Y93691106  941       40,085     SH   Sole          40,085
Volcom Inc.                 COM    92864n101  922       26,821     SH   Sole          26,821
Websidestory                COM    947685103  985       76,079     SH   Sole          76,079
Website Pros Inc.           COM    94769v105  432       47,978     SH   Sole          47,978
Zebra Technologies Corp.    COM    989207105  1,113     28,834     SH   Sole          28,834
iBasis                      COM    450732102  824       75,000     SH   Sole          75,000
Lasalle Hotel Properties    PRD    517942504  1,358     50,000     SH   Sole          50,000
Prefe
Agere Systems  12/15/09     CVBON  00845VAA8  1,024     1,000,000  PRN  Sole          1,000,000
6.50%                       D
Charles River 2.875%        CVBON  159852AA0  1,093     750,000    PRN  Sole          750,000
6/15/34                     D
Ciena 3.75% '08             CVBON  171779AA9  1,030     1,050,000  PRN  Sole          1,050,000
                            D
Covad Communications 3%     CVBON  222814AR6  870       1,000,000  PRN  Sole          1,000,000
3/15/2                      D
Durect Corp                 CVBON  266605AB0  1,365     1,000,000  PRN  Sole          1,000,000
                            D
Emcore Corp 5% 5/15/2011    CVBON  290846AC8  489       500,000    PRN  Sole          500,000
                            D
Hercules II 6/30/29 6.5%    CVBON  427056BC9  1,539     1,769,000  PRN  Sole          1,769,000
                            D
Level 3 Comm Inc. 6% due    CVBON  52729NAS9  960       1,000,000  PRN  Sole          1,000,000
3/15/                       D
Richardson Electronics 7    CVBON  763165AD9  1,414     1,425,000  PRN  Sole          1,425,000
3/4%                        D
Sonic Automotive 5.25%      CVBON  83545GAE2  979       1,000,000  PRN  Sole          1,000,000
                            D
Standard Motor Products     CVBON  853666AB1  977       1,000,000  PRN  Sole          1,000,000
6.75%                       D
Carriage Service Cap        CVPFD  14444t309  1,265     30,125     SH   Sole          30,125
Continental Air 6%          CVPFD  210796306  1,230     30,000     SH   Sole          30,000
11/15/30
Crown Castle Int Pfd 6.25%  CVPFD  228227401  1,351     23,700     SH   Sole          23,700
due
Felcor Lodging              CVPFD  31430f200  1,243     48,200     SH   Sole          48,200
Hanover Comp Cap PFD        CVPFD  41076M302  802       12,430     SH   Sole          12,430
Newell Rubbermaid QUIPS     CVPFD  651195307  1,476     30,200     SH   Sole          30,200
Quadramed Corp 5.5%         CVPFD  74730W408  1,457     55,000     SH   Sole          55,000
Six Flags 7.25% 8/15/09     CVPFD  83001p505  1,055     45,000     SH   Sole          45,000
United Rentals 6.5% 8/1/28  CVPFD  91136h306  645       13,166     SH   Sole          13,166



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